TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of trade, other payables and accrued expenses

	2018	2017
As at 31 December	US$’000	US$’000
Oil and natural gas property and operating related	64,530	40,001
Administrative expenses, including salaries and wages	4,877	4,494
Accrued interest payable	458	3,057
Current finance lease liabilities	94	—
Commodity derivative contract payables	60	550
Total trade and other payables and accrued expenses	70,019	48,102